UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21973

Investment Company Act File Number

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Global Diversified Equity Income Fund

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Aerospace & Defense — 2.9%
CAE, Inc.	2,190,524	$29,226,001
United Technologies Corp.	476,309	51,274,664

		$80,500,665

Banks — 7.3%
DBS Group Holdings, Ltd.	1,341,414	$15,507,878
JPMorgan Chase & Co.	872,774	55,831,353
Mitsubishi UFJ Financial Group, Inc.	7,709,044	38,973,258
U.S. Bancorp	590,568	24,904,253
Wells Fargo & Co.	1,482,262	71,104,108

		$206,320,850

Beverages — 4.5%
Anheuser-Busch Inbev SA/NV	315,245	$40,727,176
Constellation Brands, Inc., Class A	192,727	31,728,646
Diageo PLC	1,848,794	52,980,266

		$125,436,088

Biotechnology — 5.0%
Celgene Corp.(1)	408,855	$45,869,442
Gilead Sciences, Inc.	410,231	32,601,058
Shire PLC	966,365	62,429,519

		$140,900,019

Capital Markets — 0.8%
Credit Suisse Group AG	811,025	$9,326,560
Credit Suisse Group AG(2)	1,230,494	14,150,336

		$23,476,896

Commercial Services & Supplies — 0.9%
Brambles, Ltd.	2,335,323	$23,889,675

		$23,889,675

Diversified Telecommunication Services — 2.3%
Nippon Telegraph & Telephone Corp.	1,332,264	$63,308,856

		$63,308,856

Electric Utilities — 2.8%
American Electric Power Co., Inc.	430,712	$29,848,342
NextEra Energy, Inc.	375,815	48,213,306

		$78,061,648

Electrical Equipment — 1.1%
Legrand SA	555,823	$30,668,902

		$30,668,902

Electronic Equipment, Instruments & Components — 2.1%
Keyence Corp.	85,350	$60,203,615

		$60,203,615

Energy Equipment & Services — 0.8%
Schlumberger, Ltd.	293,219	$23,609,994

		$23,609,994

Food Products — 0.8%
Kerry Group PLC, Class A	275,323	$23,557,932

		$23,557,932

Security	Shares	Value
Health Care Equipment & Supplies — 1.5%
Medtronic PLC	491,451	$43,065,851

		$43,065,851

Hotels, Restaurants & Leisure — 0.6%
Accor SA	425,730	$17,822,837

		$17,822,837

Household Durables — 1.9%
Newell Brands, Inc.	1,005,152	$52,730,274

		$52,730,274

Household Products — 1.3%
Reckitt Benckiser Group PLC	371,686	$36,038,701

		$36,038,701

Insurance — 5.2%
AIA Group, Ltd.	5,842,302	$36,392,807
Chubb, Ltd.	407,478	51,040,695
Prudential PLC	1,269,548	22,380,176
St. James’s Place PLC	3,066,265	37,526,229

		$147,339,907

Internet & Direct Marketing Retail — 1.4%
Amazon.com, Inc.(1)	53,200	$40,368,692

		$40,368,692

Internet Software & Services — 6.8%
Alphabet, Inc., Class C(1)	156,706	$120,474,006
Facebook, Inc., Class A(1)	557,742	69,126,543

		$189,600,549

IT Services — 2.5%
Visa, Inc., Class A	882,410	$68,872,100

		$68,872,100

Machinery — 3.6%
Fortive Corp.(1)	461,477	$22,247,806
Komatsu, Ltd.	951,767	18,494,501
Kubota Corp.	3,653,440	52,927,893
Melrose Industries PLC	958,124	8,677,028

		$102,347,228

Media — 2.3%
Time Warner, Inc.	831,651	$63,746,049

		$63,746,049

Multi-Utilities — 0.7%
National Grid PLC	1,314,584	$18,849,587

		$18,849,587

Multiline Retail — 0.5%
Dollar General Corp.	135,344	$12,822,491

		$12,822,491

Oil, Gas & Consumable Fuels — 6.1%
Anadarko Petroleum Corp.	775,035	$42,262,658
Chevron Corp.	301,478	30,895,465
Occidental Petroleum Corp.	446,023	33,331,299
Royal Dutch Shell PLC, Class B	2,447,113	65,090,066

		$171,579,488

Personal Products — 1.7%
Estee Lauder Cos., Inc. (The), Class A	525,867	$48,853,044

		$48,853,044

Security	Shares	Value
Pharmaceuticals — 11.8%
Allergan PLC(1)	247,814	$62,684,551
Bayer AG	294,189	31,624,683
Eli Lilly & Co.	642,683	53,271,994
Johnson & Johnson	461,174	57,752,820
Novo Nordisk A/S, Class B	830,955	47,253,321
Roche Holding AG PC	144,545	36,897,707
Teva Pharmaceutical Industries, Ltd. ADR	786,405	42,072,668

		$331,557,744

Professional Services — 1.7%
Verisk Analytics, Inc.(1)	556,153	$47,428,728

		$47,428,728

Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp.	160,285	$18,556,194
Equity Residential	877,211	59,641,576

		$78,197,770

Road & Rail — 2.2%
Union Pacific Corp.	666,282	$61,997,540

		$61,997,540

Semiconductors & Semiconductor Equipment — 2.5%
ASML Holding NV	468,437	$51,434,673
Infineon Technologies AG	1,084,829	17,984,270

		$69,418,943

Specialty Retail — 3.5%
Industria de Diseno Textil SA	1,046,227	$36,182,442
Lowe’s Cos., Inc.	759,892	62,523,914

		$98,706,356

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	238,155	$24,818,133

		$24,818,133

Textiles, Apparel & Luxury Goods — 3.1%
LVMH Moet Hennessy Louis Vuitton SE	225,765	$38,660,519
NIKE, Inc., Class B	451,529	25,059,860
Pandora A/S	181,713	23,668,317

		$87,388,696

Tobacco — 1.7%
Reynolds American, Inc.	976,020	$48,859,561

		$48,859,561

Trading Companies & Distributors — 0.8%
Brenntag AG	433,638	$21,541,410

		$21,541,410

Wireless Telecommunication Services — 1.0%
Vodafone Group PLC	8,867,038	$26,937,007

		$26,937,007

Total Common Stocks (identified cost $2,617,015,200)		$2,790,823,826

Short-Term Investments — 0.7%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(3)			$19,975	$19,975,265

Total Short-Term Investments (identified cost $19,975,265)				$19,975,265

Total Investments — 100.1% (identified cost $2,636,990,465)				$2,810,799,091

Call Options Written — (0.7)%

Exchange-Traded Options — (0.3)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	455	$2,100	8/3/16	$(3,357,900)
S&P 500 Index	465	2,135	8/5/16	(1,862,325)
S&P 500 Index	460	2,170	8/10/16	(678,500)
S&P 500 Index	455	2,180	8/12/16	(489,125)
S&P 500 Index	455	2,175	8/17/16	(707,525)
S&P 500 Index	455	2,165	8/19/16	(1,023,750)
S&P 500 Index	465	2,180	8/24/16	(748,650)
S&P 500 Index	455	2,180	8/26/16	(794,712)

				$(9,662,487)

Over-the-Counter Options — (0.4)%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	Barclays Bank PLC	24,250	EUR	2,875	8/5/16	$(3,158,671)
Dow Jones Euro Stoxx 50 Index	Credit Suisse International	23,000	EUR	3,025	8/26/16	(930,914)
Dow Jones Euro Stoxx 50 Index	Société Générale	23,100	EUR	3,000	8/12/16	(876,159)
Dow Jones Euro Stoxx 50 Index	Société Générale	23,150	EUR	3,000	8/19/16	(1,129,346)
FTSE 100 Index	Credit Suisse International	6,700	GBP	6,675	8/19/16	(670,916)
FTSE 100 Index	Morgan Stanley & Co. International PLC	6,050	GBP	6,700	8/19/16	(502,790)
Nikkei 225 Index	Merrill Lynch International	170,000	JPY	15,750	8/5/16	(1,408,882)
Nikkei 225 Index	Merrill Lynch International	165,000	JPY	17,000	8/19/16	(316,306)
Nikkei 225 Index	Société Générale	170,000	JPY	16,875	8/12/16	(304,278)
Nikkei 225 Index	UBS AG	165,000	JPY	16,500	8/26/16	(547,883)

						$(9,846,145)

Total Call Options Written (premiums received $13,711,156)						$(19,508,632)

Other Assets, Less Liabilities — 0.6%						$16,775,591

Net Assets — 100.0%						$2,808,066,050

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $142,390.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	59.0%	$1,657,392,275
Japan	8.3	233,908,123
United Kingdom	7.2	203,388,994
Netherlands	4.1	116,524,739
France	3.1	87,152,258
Ireland	3.1	85,987,451
Germany	2.5	71,150,363
Denmark	2.5	70,921,638
Switzerland	2.1	60,374,603
Israel	1.5	42,072,668
Belgium	1.5	40,727,176
Hong Kong	1.3	36,392,807
Spain	1.3	36,182,442
Canada	1.0	29,226,001
Australia	0.9	23,889,675
Singapore	0.6	15,507,878

Total Investments	100.0%	$2,810,799,091

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

Written options activity for the fiscal year to date ended July 31, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	596,285	$13,879,535
Options written	7,865,765	139,601,202
Options terminated in closing purchase transactions	(2,764,485)	(66,163,089)
Options exercised	(1,885)	(3,127,394)
Options expired	(4,915,765)	(70,479,098)

Outstanding, end of period	779,915	$13,711,156

All of the securities of the Fund, unless otherwise pledged, are subject to segregation to satisfy the requirements of the escrow agent with respect to exchange-traded options. At July 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At July 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $19,508,632.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,639,074,197

Gross unrealized appreciation	$292,223,319
Gross unrealized depreciation	(120,498,425)

Net unrealized appreciation	$171,724,894

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$257,251,280	$116,334,115	$—	$373,585,395
Consumer Staples	129,441,251	153,304,075	—	282,745,326
Energy	130,099,416	65,090,066	—	195,189,482
Financials	281,078,179	174,257,244	—	455,335,423
Health Care	337,318,384	178,205,230	—	515,523,614
Industrials	212,174,739	156,199,409	—	368,374,148
Information Technology	283,290,782	129,622,558	—	412,913,340
Telecommunication Services	—	90,245,863	—	90,245,863
Utilities	78,061,648	18,849,587	—	96,911,235
Total Common Stocks	$1,708,715,679	$1,082,108,147 *	$—	$2,790,823,826
Short-Term Investments	$—	$19,975,265	$—	$19,975,265
Total Investments	$1,708,715,679	$1,102,083,412	$—	$2,810,799,091

Liability Description
Call Options Written	$(9,662,487)	$(9,846,145)	$—	$(19,508,632)
Total	$(9,662,487)	$(9,846,145)	$—	$(19,508,632)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	September 26, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 26, 2016